Discontinued Operations (Details) - Schedule of operations of the discontinued group - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Operations of the Discontinued Group [Abstract]
Revenue	$ 214,346	$ 2,705,761	$ 9,453,309	$ 3,057,877
Cost of revenue	10,119	680,662	2,418,322	685,603
Gross profit	204,227	2,025,099	7,034,987	2,372,274
Product development	117,500	389,614
Sales and marketing	171,753	1,184,979	4,166,545	1,399,908
General and administrative	4,032	648,101	472,479	248,578
Depreciation and amortization	24,507	511,947	2,212,438	560,599
Impairment of long-lived assets		31,420	22,811,310	29,196
Other expense	(1,833)
Loss from discontinued operations before income taxes	(115,398)	(740,962)	(20,419,255)	(246,744)
Income tax benefit			(12,919)	(1,500)
Loss from discontinued operations, net of tax	(115,398)	(740,962)
Gain on sale of discontinued operations, net of tax	212,601
Net gain (loss) from discontinued operations, net of tax	$ 97,203	$ (740,962)	$ (20,432,174)	$ (248,244)